Fair Value of Assets and Liabilities (Textuals) (Details) $ in Millions	Dec. 31, 2015 USD ($) Derivative	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Long-term debt - Carrying value	$ 606.2	$ 477.3
Debt Issuance Costs, Net	$ 6.9	$ 2.5
Interest Rate Swap
Derivative [Line Items]
Number of interest rate swap contracts | Derivative	2